CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 0	$ 82,834	$ 0	$ 194,641	$ 233,249	$ 1,677,975
Cost of Revenues	0	82,858	0	98,858	117,486	218,000
Gross Profit	0	(24)	0	95,783	115,763	1,459,975
Operating Expenses
General and Administrative	155,385	329,859	254,659	520,004	1,677,002	691,027
Net Income (Loss) from Operation before Taxes	(155,385)	(329,883)	(254,659)	(424,221)	(1,561,239)	768,948
Provision for Income Taxes		(1,037)			(110,901)	121,771
Net Income (Loss)	(155,385)	(328,846)	(254,659)	(424,221)	(1,450,338)	647,177
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	1,374	(624)	2,265	342	4,075	(1,459)
Comprehensive Income (Loss)	$ (154,011)	$ (329,470)	$ (252,394)	$ (423,879)	$ (1,446,263)	$ 645,718
Earnings (Loss) per Common Share-Basic and Diluted	$ (0.00)	$ 0.00	$ (0.00)	$ (0.01)	$ (0.02)	$ 0.01
Weighted Average Number of Common Shares Outstanding Basic and diluted	88,931,703	75,000,000	82,033,352	75,000,000	75,070,205	75,000,000